THE SARATOGA ADVANTAGE TRUST

James Alpha Global Real Estate Investments Portfolio      JARSX

Incorporated herein by reference is the definitive version of the Prospectus for Class S shares of the James Alpha Global Real Estate Investments Portfolio filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on June 13, 2019 (SEC Accession No. 0001580642-19-002856).